U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,429	$ 5,825	$ 7,963
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	(151)	6,790	2,428
Net cash provided by operating activities	8,447	21,119	9,870
Investing Activities
Other, net	(1,184)	(5,392)	664
Net cash provided by (used in) investing activities	18,925	7,500	(57,487)
Financing Activities
Proceeds from issuance of long-term debt	15,583	8,732	2,626
Principal payments or redemption of long-term debt	(4,084)	(6,926)	(11,432)
Proceeds from issuance of preferred stock	0	437	2,221
Proceeds from issuance of common stock	951	21	43
Repurchase of preferred stock	0	(1,100)	(1,250)
Repurchase of common stock	(62)	(69)	(1,555)
Cash dividends paid on preferred stock	(341)	(299)	(308)
Cash dividends paid on common stock	(2,970)	(2,776)	(2,579)
Net cash (used in) provided by financing activities	(19,722)	(3,982)	13,942
Change in cash and due from banks	7,650	24,637	(33,675)
Cash and due from banks at beginning of period	53,542
Cash and due from banks at end of period	61,192	53,542
Parent Company
Operating Activities
Net income attributable to U.S. Bancorp	5,429	5,825	7,963
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,195)	(1,349)	(1,252)
Other, net	83	(398)	(85)
Net cash provided by operating activities	4,317	4,078	6,626
Investing Activities
Proceeds from sales and maturities of investment securities	25	423	200
Investments in subsidiaries	0	(5,030)	0
Net (increase) decrease in short-term advances to subsidiaries	(9)	557	411
Long-term advances to subsidiaries	(7,500)	(2,000)	(7,000)
Principal collected on long-term advances to subsidiaries	4,500	2,500	1,250
Cash paid for acquisition	0	(5,500)	0
Other, net	172	(173)	(269)
Net cash provided by (used in) investing activities	(2,812)	(9,223)	(5,408)
Financing Activities
Proceeds from issuance of long-term debt	8,150	8,150	1,300
Principal payments or redemption of long-term debt	(936)	(2,300)	(3,000)
Proceeds from issuance of preferred stock	0	437	2,221
Proceeds from issuance of common stock	951	21	43
Repurchase of preferred stock	0	(1,100)	(1,250)
Repurchase of common stock	(62)	(69)	(1,555)
Cash dividends paid on preferred stock	(341)	(299)	(308)
Cash dividends paid on common stock	(2,970)	(2,776)	(2,579)
Net cash (used in) provided by financing activities	4,792	2,064	(5,128)
Change in cash and due from banks	6,297	(3,081)	(3,910)
Cash and due from banks at beginning of period	5,288	8,369	12,279
Cash and due from banks at end of period	$ 11,585	$ 5,288	$ 8,369